Right-of-use assets and Lease liabilities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Current lease liabilities	$ 5,528	$ 7,694
Non-current lease liabilities	$ 25,546	$ 30,203